INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - Investment in equity securities, at fair value-Cleave Therapeutics, Inc. (Details) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2019	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investments
Interest rate (as a percent)		8.00%
Cleave Therapeutics, Inc
Schedule of Investments
Investment in Convertible Note	$ 5,500,000
Term of loan provided	3 years
Interest rate (as a percent)	3.00%
Minimum equity financing round amount	$ 10,000,000.0
Percentage of per share price at which the loans advanced will be converted	80.00%
Change in fair value of investment in equity securities			$ (5,100,000)	$ 76,000